Segmented Information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segmented Information
23.    SEGMENTED INFORMATION

[a]
Magna is a global automotive supplier which has complete vehicle engineering and contract manufacturing expertise, as well as product capabilities which include body, chassis, exterior, seating, powertrain, active driver assistance, electronics, mirrors & lighting, mechatronics and roof systems. Magna also has electronic and software capabilities across many of these areas.

The Company is organized under four operating segments: Body Exteriors & Structures, Power & Vision, Seating Systems and Complete Vehicles. These segments have been determined on the basis of technological opportunities, product similarities, and market and operating factors, and are also the Company’s reportable segments.
The Company’s chief operating decision maker uses Adjusted Earnings before Interest and Income Taxes [“Adjusted EBIT”] as the measure of segment profit or loss, since management believes Adjusted EBIT is the most appropriate measure of operational profitability or loss for its reporting segments. Adjusted EBIT is calculated by taking Net income and adding back Income taxes, Interest expense, net, and Other expense, net.
The accounting policies of each segment are the same as those set out under “Significant Accounting Policies”
[note 1]
. All intersegment sales and transfers are accounted for at fair market value.

[a]	The following tables show segment information for the Company’s reporting segments and a reconciliation of Adjusted EBIT to the Company’s consolidated income before income taxes:

	2021
				Depreciation	Equity
	Total	External	Adjusted	and	loss
	sales	sales	EBIT	amortization	(income)
Body Exteriors & Structures	$14,477	$14,196	$820	$743	$13
Power & Vision	11,342	11,129	738	554	(134)
Seating Systems	4,891	4,851	152	92	(9)
Complete Vehicles	6,106	6,057	287	103	(10)
Corporate & Other [i]	(574)	9	67	20	(8)

Total Reportable Segments	$36,242	$36,242	$2,064	$1,512	$(148)

	2020
				Depreciation
	Total	External	Adjusted	and	Equity
	sales	sales	EBIT	amortization	income
Body Exteriors & Structures	$13,550	$13,292	$817	$727	$—
Power & Vision	9,722	9,553	495	464	(179)
Seating Systems	4,455	4,433	107	73	(6)
Complete Vehicles	5,415	5,363	274	84	(3)
Corporate & Other [i]	(495)	6	(17)	18	(1)

Total Reportable Segments	$32,647	$32,647	$1,676	$1,366	$(189)

	2021
				Fixed	Fixed
	Net			assets,	asset
	assets	Investments	Goodwill	net	additions
Body Exteriors & Structures	$7,349	$15	$471	$4,599	$711
Power & Vision	6,066	735	1,269	2,620	522
Seating Systems	1,379	147	270	485	73
Complete Vehicles	623	93	112	501	54
Corporate & Other [i]	813	603	—	88	12

Total Reportable Segments	$16,230	$1,593	$2,122	$8,293	$1,372

	2020
				Fixed	Fixed
	Net			assets,	asset
	assets	Investments	Goodwill	net	additions
Body Exteriors & Structures	$7,536	$31	$478	$4,725	$581
Power & Vision	5,529	371	1,320	2,666	440
Seating Systems	1,118	144	176	418	70
Complete Vehicles	671	80	121	578	34
Corporate & Other [i]	710	321	—	88	20

Total Reportable Segments	$15,564	$947	$2,095	$8,475	$1,145

[i]	Included in Corporate and Other Adjusted EBIT are intercompany fees charged to the automotive segments.

[b]	The following table reconciles Net income from operations to Adjusted EBIT:

	2021	2020
Net Income	$1,553	$677
Add:
Interest expense, net	78	86
Other expense, net	38	584
Income taxes	395	329

Adjusted EBIT	$2,064	$1,676

[c]	The following table shows Net Assets for the Company’s reporting segments:

	2021	2020
Total Assets	$29,086	$28,605
Deduct assets not included in segment net assets:
Cash and cash equivalents	(2,948)	(3,268)
Deferred tax assets	(421)	(372)
Long-term receivables from joint venture partners	(15)	(66)
Deduct liabilities included in segment net assets:
Accounts payable	(6,465)	(6,266)
Accrued salaries and wages	(851)	(815)
Other accrued liabilities	(2,156)	(2,254)

Segment Net Assets	$16,230	$15,564

[d]	The following table aggregates external revenues by customer as follows:

	2021	2020
BMW	$5,680	$4,714
Daimler AG	5,032	4,596
General Motors	4,884	4,921
Stellantis	4,683	3,958
Ford Motor Company	4,205	4,004
Volkswagen	3,717	3,510
Other	8,041	6,944

	$36,242	$32,647

[e]	The following table summarizes external revenues and long-lived assets by geographic region:

	External Sales		Fixed Assets, Net
	2021	2020	2021	2020
North America
United States	$8,612	$8,210	$1,686	$1,610
Canada	4,253	4,144	960	974
Mexico	3,833	3,359	1,210	1,247

	16,698	15,713	3,856	3,831
Europe
Austria	7,661	6,817	771	867
Germany	3,989	4,366	972	1,095
Czech Republic	931	912	274	293
Poland	610	535	220	221
Russia	371	345	110	120
Spain	331	323	79	82
United Kingdom	344	292	208	214
Italy	296	256	237	265
Turkey	293	247	6	9
France	262	142	58	62
Slovakia	204	126	273	283
Other Europe	139	111	208	222

	15,431	14,472	3,416	3,733
Asia Pacific
China	3,534	1,921	875	758
India	147	79	83	89
Other Asia Pacific	21	31	7	6

	3,702	2,031	965	853
Rest of World	411	431	56	58

	$36,242	$32,647	$8,293	$8,475